UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Name and address of agent for service)

(800) 287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

	EntrepreneurShares Global Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.28%
	Accommodation - 0.29%
2,856	Extended Stay America, Inc.	$67,801
	Administrative and Support Services - 4.56%
667	Angie's List, Inc. (a)	4,249
410	EnerNOC, Inc. (a)	6,954
395	FireEye, Inc. (a)	12,071
4,100	Flight Centre Travel Group Ltd. (b)	153,462
484	Liquidity Services, Inc. (a)	6,655
4,102	PRA Group, Inc. (a)	214,247
27,000	Seek Ltd. (b)	383,202
1,639	TripAdvisor, Inc. (a)	149,837
55,000	The Warehouse Group Ltd. (b)	131,384
		1,062,061

	Ambulatory Health Care Services - 0.07%
254	Bio-Reference Labs, Inc. (a)	7,127
382	LHC Group, Inc. (a)	8,863
		15,990

	Amusement, Gambling, and Recreation Industries - 1.25%
2,059	Las Vegas Sands Corp.	128,090
871	Wynn Resorts Ltd.	162,947
		291,037

	Apparel Manufacturing - 0.99%
1,000	Lululemon Athletica, Inc. (a)	42,010
420	Perry Ellis International, Inc. (a)	8,547
2,512	Under Armour, Inc. - Class A (a)	173,579
215	Zumiez, Inc. (a)	6,042
		230,178

	Broadcasting (except Internet) - 0.74%
25,000	CTC Media, Inc. (b)	166,250
1,365	Entravision Communications Corp.	5,405
		171,655

	Building Material and Garden Equipment and Supplies Dealers - 0.55%
2,250	Lumber Liquidators Holdings, Inc. (a)	129,105
	Chemical Manufacturing - 7.50%
165	Abaxis, Inc	8,367
181	Agios Pharmaceuticals, Inc. (a)	11,104
1,716	Alexion Pharmaceuticals, Inc. (a)	284,547
2,865	Corcept Therapeutics, Inc. (a)	7,678
2,600	CTI BioPharma Corp. (a)	6,292
915	Dyax Corp. (a)	9,260
338	Emergent Biosolutions, Inc. (a)	7,203
667	GenMark Diagnostics, Inc. (a)	5,983
2,077	Immunomedics, Inc. (a)	7,726
66,000	Indorama Ventures pcl (b)	51,904
308	Insys Therapeutics, Inc. (a)	11,944
181	Karyopharm Therapeutics, Inc. (a)	6,324
218	KYTHERA Biopharmaceuticals, Inc. (a)	7,142
190	LSB Industries, Inc. (a)	6,785
574	Momenta Pharmaceuticals, Inc. (a)	6,509
9,043	Myriad Genetics, Inc. (a)	348,789
354	NewLink Genetics Corp. (a)	7,583
1,494	Pain Therapeutics, Inc. (a)	5,842
822	POZEN, Inc.	6,033
191	Receptos, Inc. (a)	11,863
593	Regeneron Pharmaceuticals, Inc. (a)	213,788
338	Sagent Pharmaceuticals, Inc. (a)	10,512
3,681	Seattle Genetics, Inc. (a)	136,860
484	Stemline Therapeutics, Inc. (a)	6,031
804	Supernus Pharmaceuticals, Inc. (a)	6,987
1,812	Synta Pharmaceuticals Corp. (a)	5,454
273	TESARO, Inc. (a)	7,349
2,402	United Therapeutics Corp. (a)	309,017

2,838	USANA Health Sciences, Inc. (a)	209,047
795	Verastem, Inc. (a)	6,773
739	Xencor, Inc. (a)	6,880
1,674	XOMA Corp. (a)	7,048
		1,744,624

	Clothing and Clothing Accessories Stores - 2.67%
800	LVMH Moet Hennessy Louis Vuitton SA (b)	130,044
15,000	SuperGroup plc (a)(b)	275,513
5,896	Urban Outfitters, Inc. (a)	216,383
		621,940

	Computer and Electronic Product Manufacturing - 8.14%
401	Advanced Energy Industries, Inc. (a)	7,535
874	Ambarella, Inc. (a)	38,168
9,000	Axis Communications AB (b)	244,956
172	Cabot Microelectronics Corp. (a)	7,129
71	CSR plc -ADR	3,468
338	Hollysys Automation Technologies Ltd. (a)(b)	7,602
2,975	IPG Photonics Corp. (a)	204,620
5,702	Ituran Location and Control Ltd. (b)	120,597
640	Ixia (a)	5,850
779	IXYS Corp.	8,179
2,295	Kopin Corp. (a)	7,803
822	MaxLinear, Inc. (a)	5,655
1,024	Micrel, Inc.	12,319
2,543	Microchip Technology, Inc.	120,106
5,000	Mindray Medical International Ltd. -ADR (b)	150,800
392	Montage Technology Group Ltd. (a)(b)	8,189
308	Natus Medical, Inc. (a)	9,089
2,000	Nidec Corp.	135,309
328	Nimble Storage, Inc. (a)	8,518
1,484	OmniVision Technologies, Inc. (a)	39,267
8,000	Parrot SA (a)(b)	174,100
392	PDF Solutions, Inc. (a)	4,943
1,933	QUALCOMM, Inc.	144,530
604	RealD, Inc. (a)	5,659
1,766	SanDisk Corp.	172,980
1,001	Skullcandy, Inc. (a)	7,798
338	Super Micro Computer, Inc. (a)	9,944
308	Ultratech, Inc. (a)	7,007
6,553	Universal Display Corp. (a)	213,890
1,891	Violin Memory, Inc. (a)	9,209
		1,895,219

	Construction of Buildings - 1.26%
25,000	Africa Israel Investments Ltd. (a)(b)	43,470
16,000	Direcional Engenharia SA	64,582
5,044	Meritage Homes Corp. (a)	179,062
291	William Lyon Homes - Class A (a)	6,431
		293,545

	Couriers and Messengers - 0.79%
1,139	FedEx Corp.	183,892
	Credit Intermediation and Related Activities - 2.01%
548	Bancorp, Inc. (a)	4,707
2,943	Capital One Financial Corp.	240,208
1,243	Credit Acceptance Corp. (a)	156,705
384	Customers Bancorp, Inc. (a)	6,897
410	Green Dot Corp. - Class A (a)	8,667
3,634	NewStar Financial, Inc. (a)	40,846
301	Tree.com, Inc. (a)	10,803
		468,833

	Data Processing, Hosting and Related Services - 0.61%
248	ExlService Holdings, Inc. (a)	6,054
4,162	Rackspace Hosting, Inc. (a)	135,473
		141,527

	Educational Services - 0.04%
136	Capella Education Co.	8,514
	Electrical Equipment, Appliance, and Component Manufacturing - 0.19%
3,739	Alpha & Omega Semiconductor Ltd. (a)	35,147
548	Taser International, Inc. (a)	8,461

		43,608

	Electronics and Appliance Stores - 0.11%
1,201	PC Connection, Inc.	25,785
	Fabricated Metal Product Manufacturing - 0.04%
886	PGT, Inc. (a)	8,258
	Food and Beverage Stores - 0.46%
2,840	Whole Foods Market, Inc.	108,232
	Food Manufacturing - 3.68%
1,096	Ampio Pharmaceuticals, Inc. (a)	3,869
246	Annie's, Inc. (a)	11,292
548	Boulder Brands, Inc. (a)	7,469
150,000	Charoen Pokphand Foods pcl (b)	139,938
200,000	Golden Agri-Resources Ltd. (b)	80,740
2,564	The Hain Celestial Group, Inc. (a)	262,425
1,813	J&J Snack Foods Corp.	169,624
10,000	MHP SA (b)	119,000
1,519	TherapeudicsMD, Inc. (a)	7,048
22,500	Wilmar International Ltd. (b)	54,500
		855,905

	Food Services and Drinking Places - 3.32%
392	The Chefs' Warehouse, Inc. (a)	6,374
1,237	Panera Bread Co. (a)	201,284
4,906	Papa John's International, Inc.	196,191
2,778	Starbucks Corp.	209,628
5,712	Texas Roadhouse, Inc	159,022
		772,499

	General Merchandise Stores - 2.37%
1,350	Costco Wholesale Corp.	169,182
2,839	Dollar Tree, Inc. (a)	159,183
12,500	SM Investments Corp. (b)	223,803
		552,168

	Health and Personal Care Stores - 0.56%
77,000	China Shineway Pharmaceutical Group Ltd. (b)	130,501
	Hospitals - 0.03%
318	Foundation Medicine, Inc. (a)	6,029
	Insurance Carriers and Related Activities - 0.66%
3,238	Molina Healthcare, Inc. (a)	136,967
274	National Interstate Corp.	7,645
102	The Navigators Group, Inc. (a)	6,273
329	Rightside Group Ltd. (a)	3,208
		154,093

	Internet Publishing and Broadcasting and Web Search Portals - 0.27%
22,200	QSC AG (b)	62,557
	Leather and Allied Product Manufacturing - 0.53%
1,389	NIKE, Inc. - Class B	123,899
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.03%
456	RPX Corp. (a)	6,261
	Machinery Manufacturing - 1.32%
2,529	3D Systems Corp. (a)	117,270
13,000	Fabrinet (a)(b)	189,800
		307,070

	Management of Companies and Enterprises - 0.02%
484	Tile Shop Holdings, Inc. (a)	4,477
	Merchant Wholesalers, Durable Goods - 0.03%
1,942	Liberator Medical Holdings, Inc.	6,078
	Merchant Wholesalers, Nondurable Goods - 0.85%
76,000	Chow Sang Sang Holdings International Ltd. (b)	181,072
721	Marrone Bio Innovations, Inc. (a)	1,918
36,000	Ports Design Ltd. (b)	14,280
		197,270

	Mining - 0.53%
40,797	Fortescue Metals Group Ltd.	124,305
	Mining (except Oil and Gas) - 2.54%
10,000	Antofagasta plc (b)	116,884
100,000	DMCI Holdings, Inc. (b)	175,923
5,264	Hi-Crush Partners LP	271,412
6,212	KAZ Minerals plc (a)(b)	26,526

		590,745

	Miscellaneous Manufacturing - 4.84%
1,350	BioMerieux (b)	139,769
2,500	Cochlear Ltd. (b)	152,148
3,750	Coloplast A/S	314,327
848	CryoLife, Inc.	8,370
307	Exactech, Inc. (a)	7,027
8,367	Globus Medical, Inc. (a)	164,579
112	ICU Medical, Inc. (a)	7,188
12,000	Renishaw plc (b)	317,095
712	Rockwell Medical, Inc. (a)	6,508
363	Vascular Solutions, Inc. (a)	8,966
		1,125,977

	Miscellaneous Store Retailers - 0.03%
488	Titan Machinery, Inc. (a)	6,339
	Motor Vehicle and Parts Dealers - 0.70%
6,641	Sonic Automotive, Inc. - Class A	162,771
	Nonmetallic Mineral Product Manufacturing - 0.03%
364	Globe Specialty Metals, Inc.	6,621
	Nonstore Retailers - 2.24%
2,860	eBay, Inc. (a)	161,962
1,650	MercadoLibre, Inc. (b)	179,273
3,318	Sohu.com, Inc. (a)(b)	166,663
362	Zulily, Inc. - Class A (a)	13,716
		521,614

	Oil and Gas Extraction - 1.30%
62	Clayton Williams Energy, Inc. (a)	5,980
684	Evolution Petroleum Corp.	6,279
5,460	Linn Energy LLC	164,565
501	Northern Oil and Gas, Inc. (a)	7,124
904	Resolute Energy Corp. (a)	5,668
10,312	W&T Offshore, Inc.	113,432
		303,048

	Other Information Services - 3.15%
1,953	Facebook, Inc. - Class A (a)	154,365
148	Google, Inc. - Class A (a)	87,085
148	Google, Inc. - Class C (a)	85,449
2,947	IAC InterActive Corp.	194,207
649	Marchex, Inc. - Class B	2,693
401	Travelzoo, Inc. (a)	6,216
3,678	VeriSign, Inc. (a)	202,732
		732,747

	Personal and Laundry Services - 1.24%
429	Carriage Services, Inc.	7,435
6,000	Natura Cosmeticos SA (b)	91,186
9,031	Service Corp. International/US	190,915
		289,536

	Plastics and Rubber Products Manufacturing - 0.03%
199	AEP Industries, Inc. (a)	7,536
	Primary Metal Manufacturing - 1.67%
25,000	Cia Siderurgica Nacional SA (b)	89,266
5,000	MMX Mineracao e Metalicos SA (a)(b)	1,164
7,500	Novolipetsk Steel OJSC (b)	109,350
8,403	Steel Dynamics, Inc.	189,992
		389,772

	Professional, Scientific, and Technical Services - 7.40%
392	Actua Corp. (a)	6,280
437	Albany Molecular Research, Inc. (a)	9,645
1,096	Ameresco, Inc. (a)	7,508
493	Aratana Therapeutics, Inc. (a)	4,950
694	Black Diamond, Inc. (a)	5,247
2,920	Cerner Corp. (a)	173,944
364	ChannelAdvisor Corp. (a)	5,970
329	Demand Media, Inc. (a)	2,912
291	HealthStream, Inc. (a)	6,987
228	Insperity, Inc	6,233
154	Intrexon Corp. (a)	2,861

5,000	JCDecaux SA (b)	157,851
676	The KEYW Holding Corp. (a)	7,483
271	Liberty Tax, Inc. (a)	8,753
1,336	Lionbridge Technologies, Inc. (a)	6,012
803	LivePerson, Inc. (a)	10,110
328	Mistras Group, Inc. (a)	6,691
3,833	NetScout Systems, Inc. (a)	175,551
1,267	Pacific Biosciences of California, Inc. (a)	6,221
5,088	PAREXEL International Corp. (a)	321,002
15,000	Park24 Co. Ltd. (b)	239,343
604	Resources Connection, Inc.	8,420
217	Splunk, Inc. (a)	12,013
485	Synchronoss Technologies, Inc. (a)	22,203
2,389	Syntel, Inc. (a)	210,089
704	VASCO Data Security International, Inc. (a)	13,221
144	Virtusa Corp. (a)	5,121
5,084	Vistaprint NV (a)	278,552
		1,721,173

	Publishing Industries (except Internet) - 2.23%
214	Ellie Mae, Inc. (a)	6,976
1,024	Jive Software, Inc. (a)	5,970
704	Marin Software, Inc. (a)	6,054
1,737	Martha Stewart Living Omnimedia, Inc. - Class A (a)	6,253
683	Model N, Inc. (a)	6,734
3,882	Oracle Corp.	148,603
54	Palo Alto Networks, Inc. (a)	5,297
4,332	Pegasystems, Inc.	82,785
221	Tableau Software, Inc. (a)	16,056
538	Tangoe, Inc. (a)	7,290
6,468	Twenty-First Century Fox, Inc.	221,788
182	Veeva Systems, Inc. (a)	5,127
		518,933

	Real Estate - 1.15%
50,000	Hopewell Holdings Ltd. (b)	175,149
26,000	MRV Engenharia e Participacoes SA (b)	86,463
464	TRI Pointe Homes, Inc. (a)	6,004
		267,616

	Rental and Leasing Services - 0.97%
6,780	Air Lease Corp.	220,350
338	CAI International, Inc. (a)	6,540
		226,890

	Retailing - 0.71%
6,000	Inditex (b)	165,776
	Scientific Instrument Manufacturing - 0.41%
6,300	Galapagos NV (a)(b)	95,328
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.08%
4,190	Cohen & Steers, Inc.	161,064
3,652	Evercore Partners, Inc.	171,644
25,049	Fortress Investment Group LLC - Class A (b)	172,337
201	HCI Group, Inc.	7,234
723	Intercontinental Exchange, Inc.	141,021
3,500	Lundbergforetagen AB (b)	140,126
2,706	Morningstar, Inc.	183,737
750	Partners Group Holding AG (b)	197,575
127	Westwood Holdings Group, Inc.	7,200
		1,181,938

	Software & Services - 0.04%
406	Barracuda Networks, Inc. (a)	10,414
	Specialty Trade Contractors - 0.25%
993	SolarCity Corp. (a)	59,183
	Support Activities for Agriculture and Forestry - 0.03%
1,006	Organovo Holdings, Inc. (a)	6,408
	Telecommunications - 1.32%
450	IDT Corp. - Class B	7,227
493	Inteliquent, Inc.	6,138
1,759	Oplink Communications, Inc.	29,586
9,904	Ruckus Wireless, Inc. (a)	132,318
3,330	Ubiquiti Networks, Inc. (a)	124,975
1,969	Vonage Holdings Corp. (a)	6,458

		306,702

	Transportation Equipment Manufacturing - 1.31%
1,237	B/E Aerospace, Inc. (a)	103,834
2,215	Gentex Corp.	59,295
338	Tesla Motors, Inc. (a)	82,026
906	Triumph Group, Inc.	58,935
		304,090

	Truck Transportation - 0.18%
328	Celadon Group, Inc.	6,380
1,682	Swift Transportation Co. (a)	35,288
		41,668

	Utilities - 1.06%
6,786	ITC Holdings Corp.	241,785
731	Solazyme, Inc. (a)	5,453
		247,238

	Waste Management and Remediation Services - 0.44%
1,891	Clean Harbors, Inc. (a)	101,963
	Water Transportation - 0.46%
3,253	Hornbeck Offshore Services, Inc. (a)	106,471
	TOTAL COMMON STOCKS (Cost $18,039,235)	20,313,413

	REITS - 2.18%
	Administration and Support Services - 0.81%
4,902	The GEO Group, Inc.	187,354
	Funds, Trusts, and Other Financial Vehicles - 0.42%
3,451	RLJ Lodging Trust	98,250
	Real Estate - 0.95%
422	AmREIT, Inc.	9,693
712	Ashford Hospitality Trust, Inc.	7,277
6,753	DuPont Fabros Technology, Inc.	182,601
585	First Potomac Realty Trust	6,874
396	Getty Realty Corp.	6,732
814	Monmouth Real Estate Investment Corp.	8,238
		221,415

	TOTAL REITS (Cost $434,408)	507,019

	MUTUAL FUNDS - 0.65%
	Funds, Trusts, and Other Financial Vehicles - 0.65%
9,220	Ares Capital Corp.	148,995
243	Hercules Technology Growth Capital, Inc.	3,514
		152,509
	TOTAL MUTUAL FUNDS (Cost $163,018)	152,509

	WARRANTS -0.00%
5,077	Indorama Ventures pcl (b)	-
6,600	Indorama Ventures pcl (b)	-
		-
	TOTAL WARRANTS (Cost $0)	-

	MONEY MARKET FUNDS - 9.93%
2,310,036	First American Treasury Obligations Fund (c)	2,310,036
	TOTAL MONEY MARKET FUNDS (Cost $2,310,036)	2,310,036

	Total Investments (Cost $20,946,697) - 100.04%	23,282,977
	Liabilities in Excess of Other Assets - (0.04)%	(9,778)
	TOTAL NET ASSETS - 100.00%	$23,273,199

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Global security, as defined in the Fund's Prospectus.
(c)	Variable rate security. The rate listed is as of September 30, 2014.

Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

		Gross Unrealized Appreciation	$4,759,172
		Gross Unrealized Depreciation	(2,422,892)
		Net Unrealized Appreciation	$2,336,280

	EntrepreneurShares U.S. All Cap Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.98%
	Accommodation - 1.15%
62,780	Extended Stay America, Inc.	$1,490,397
	Administrative and Support Services - 2.78%
13,933	Angie's List, Inc. (a)	88,753
8,590	EnerNOC, Inc. (a)	145,686
8,783	FireEye, Inc. (a)	268,409
10,116	Liquidity Services, Inc. (a)	139,095
30,900	Portfolio Recovery Associates, Inc. (a)	1,613,907
14,654	TripAdvisor, Inc. (a)	1,339,669
		3,595,519

	Ambulatory Health Care Services - 0.26%
5,398	Bio-Reference Labs, Inc. (a)	151,468
8,018	LHC Group, Inc. (a)	186,018
		337,486

	Amusement, Gambling, and Recreation Industries - 1.70%
15,508	Las Vegas Sands Corp.	964,753
6,564	Wynn Resorts Ltd.	1,227,993
		2,192,746

	Apparel Manufacturing - 1.25%
8,780	Perry Ellis International, Inc. (a)	178,673
18,920	Under Armour, Inc. - Class A (a)	1,307,372
4,833	Zumiez, Inc. (a)	135,807
		1,621,852

	Broadcasting (except Internet) - 0.09%
28,475	Entravision Communications Corp.	112,761
	Building Material and Garden Equipment and Supplies Dealers - 0.75%
16,947	Lumber Liquidators Holdings, Inc. (a)	972,419
	Chemical Manufacturing - 12.06%
3,523	Abaxis, Inc .	178,651
3,819	Agios Pharmaceuticals, Inc. (a)	234,296
12,926	Alexion Pharmaceuticals, Inc. (a)	2,143,389
59,735	Corcept Therapeutics, Inc. (a)	160,090
54,200	CTI BioPharma Corp. (a)	131,164
19,085	Dyax Corp. (a)	193,140
7,062	Emergent Biosolutions, Inc. (a)	150,491
13,933	GenMark Diagnostics, Inc. (a)	124,979
43,323	Immunomedics, Inc. (a)	161,162
6,492	Insys Therapeutics, Inc. (a)	251,760
3,819	Karyopharm Therapeutics, Inc. (a)	133,436
4,582	KYTHERA Biopharmaceuticals, Inc. (a)	150,106
4,010	LSB Industries, Inc. (a)	143,197
12,026	Momenta Pharmaceuticals, Inc. (a)	136,375
68,114	Myriad Genetics, Inc. (a)	2,627,157
7,446	NewLink Genetics Corp. (a)	159,493
31,206	Pain Therapeutics, Inc. (a)	122,016
17,178	POZEN, Inc.	126,087
4,009	Receptos, Inc. (a)	248,999
4,470	Regeneron Pharmaceuticals, Inc. (a)	1,611,524
7,062	Sagent Pharmaceuticals, Inc. (a)	219,628
35,489	Seattle Genetics, Inc. (a)	1,319,481
10,116	Stemline Therapeutics, Inc. (a)	126,045
16,796	Supernus Pharmaceuticals, Inc. (a)	145,957
37,788	Synta Pharmaceuticals Corp. (a)	113,742
5,727	TESARO, Inc. (a)	154,171
18,091	United Therapeutics Corp. (a)	2,327,407
21,373	USANA Health Sciences, Inc. (a)	1,574,335
16,605	Verastem, Inc. (a)	141,475
15,461	Xencor, Inc. (a)	143,942
34,926	XOMA Corp. (a)	147,039
		15,600,734

	Clothing and Clothing Accessories Stores - 1.26%
44,407	Urban Outfitters, Inc. (a)	1,629,737
	Computer and Electronic Product Manufacturing - 7.89%
8,399	Advanced Energy Industries, Inc. (a)	157,817
2,414	Ambarella, Inc. (a)	105,419
3,625	Cabot Microelectronics Corp. (a)	150,256
7,062	Hollysys Automation Technologies Ltd. (a)(b)	158,824

23,200	IPG Photonics Corp. (a)	1,595,696
13,360	Ixia (a)	122,111
13,216	IXYS Corp.	138,768
47,905	Kopin Corp. (a)	162,877
17,178	MaxLinear, Inc. (a)	118,185
21,376	Micrel, Inc.	257,153
19,157	Microchip Technology, Inc.	904,785
8,208	Montage Technology Group Ltd. (a)(b)	171,465
6,492	Natus Medical, Inc. (a)	191,579
6,872	Nimble Storage, Inc. (a)	178,466
29,538	OmniVision Technologies, Inc. (a)	781,576
8,208	PDF Solutions, Inc. (a)	103,503
15,604	QUALCOMM, Inc.	1,166,711
12,596	RealD, Inc. (a)	118,025
13,297	SanDisk Corp.	1,302,441
20,899	Skullcandy, Inc. (a)	162,803
7,062	Super Micro Computer, Inc. (a)	207,764
6,492	Ultratech, Inc. (a)	147,693
49,342	Universal Display Corp. (a)	1,610,523
39,417	Violin Memory, Inc. (a)	191,961
		10,206,401

	Construction of Buildings - 1.15%
37,996	Meritage Homes Corp. (a)	1,348,858
6,109	William Lyon Homes (a)	135,009
		1,483,867

	Couriers and Messengers - 1.07%
8,581	FedEx Corp.	1,385,402
	Credit Intermediation and Related Activities - 3.06%
11,452	Bancorp, Inc. (a)	98,373
22,167	Capital One Financial Corp.	1,809,270
9,365	Credit Acceptance Corp. (a)	1,180,645
8,016	Customers Bancorp, Inc. (a)	143,967
8,590	Green Dot Corp. (a)	181,593
28,644	NewStar Financial, Inc. (a)	321,959
6,299	Tree.com, Inc. (a)	226,071
		3,961,878

	Data Processing, Hosting and Related Services - 1.12%
5,699	ExlService Holdings, Inc. (a)	139,113
40,124	Rackspace Hosting, Inc. (a)	1,306,036
		1,445,149

	Educational Services - 0.14%
2,864	Capella Education Co.	179,286
	Electrical Equipment, Appliance, and Component Manufacturing - 0.40%
36,111	Alpha & Omega Semiconductor Ltd. (a)	339,443
11,452	Taser International, Inc. (a)	176,819
		516,262

	Electronics and Appliance Stores - 0.22%
13,092	PC Connection, Inc.	281,085
	Fabricated Metal Product Manufacturing - 0.13%
18,514	PGT, Inc. (a)	172,550
	Food and Beverage Stores - 0.63%
21,394	Whole Foods Market, Inc.	815,325
	Food Manufacturing - 3.00%
22,904	Ampio Pharmaceuticals, Inc. (a)	80,851
5,154	Annie's, Inc. (a)	236,569
11,452	Boulder Brands, Inc. (a)	156,091
13,658	J&J Snack Foods Corp.	1,277,842
19,312	The Hain Celestial Group, Inc. (a)	1,976,583
31,681	TherapeudicsMD, Inc. (a)	147,000
		3,874,936

	Food Services and Drinking Places - 4.56%
8,208	The Chefs' Warehouse, Inc. (a)	133,462
9,320	Panera Bread Co. (a)	1,516,550
36,956	Papa John's International, Inc.	1,477,871
20,926	Starbucks Corp.	1,579,076
43,026	Texas Roadhouse, Inc.	1,197,844
		5,904,803

	General Merchandise Stores - 1.91%
10,169	Costco Wholesale Corp.	1,274,379
21,387	Dollar Tree, Inc. (a)	1,199,169
		2,473,548

	Hospitals - 0.10%
6,682	Foundation Medicine, Inc. (a)	126,691
	Insurance Carriers and Related Activities - 1.09%
24,390	Molina Healthcare, Inc. (a)	1,031,697
5,726	National Interstate Corp.	159,755
2,561	The Navigators Group, Inc. (a)	157,501
6,870	Rightside Group Ltd (a)	66,983
		1,415,936

	Leather and Allied Product Manufacturing - 0.72%
10,466	NIKE, Inc. - Class B	933,567
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.10%
9,544	RPX Corp. (a)	131,039
	Machinery Manufacturing - 0.69%
19,387	3D Systems Corp. (a)	898,975
	Management of Companies and Enterprises - 0.07%
10,116	Tile Shop Holdings, Inc. (a)	93,573
	Merchant Wholesalers, Durable Goods - 0.10%
40,558	Liberator Medical Holdings, Inc.	126,947
	Merchant Wholesalers, Nondurable Goods - 0.03%
15,079	Marrone Bio Innovations, Inc. (a)	40,110
	Mining (except Oil and Gas) - 1.58%
39,653	Hi-Crush Partners LP	2,044,509
	Miscellaneous Manufacturing - 1.58%
17,752	CryoLife, Inc.	175,212
6,493	Exactech, Inc. (a)	148,625
63,025	Globus Medical, Inc. (a)	1,239,702
2,510	ICU Medical, Inc. (a)	161,092
14,888	Rockwell Medical, Inc. (a)	136,076
7,637	Vascular Solutions, Inc. (a)	188,634
		2,049,341

	Miscellaneous Store Retailers - 0.11%
10,478	Titan Machinery, Inc. (a)	136,109
	Motor Vehicle and Parts Dealers - 0.95%
50,021	Sonic Automotive, Inc.	1,226,015
	Nonmetallic Mineral Product Manufacturing - 0.11%
7,636	Globe Specialty Metals, Inc.	138,899
	Nonstore Retailers - 1.22%
22,595	eBay, Inc. (a)	1,279,555
8,024	Zulily, Inc. (a)	304,029
		1,583,584

	Oil and Gas Extraction - 2.29%
1,338	Clayton Williams Energy, Inc. (a)	129,050
14,316	Evolution Petroleum Corp.	131,421
52,215	Linn Energy LLC	1,573,760
10,499	Northern Oil and Gas, Inc. (a)	149,296
18,896	Resolute Energy Corp. (a)	118,478
77,670	W&T Offshore, Inc.	854,370
		2,956,375

	Other Information Services - 4.72%
14,965	Facebook, Inc. - Class A (a)	1,182,834
1,118	Google, Inc. - Class A (a)	657,842
1,118	Google, Inc. - Class C (a)	645,488
28,857	IAC InterActive Corp.	1,901,676
13,551	Marchex, Inc. - Class B	56,237
8,399	Travelzoo, Inc. (a)	130,185
27,701	VeriSign, Inc. (a)	1,526,879
		6,101,141

	Personal and Laundry Services - 1.23%
8,971	Carriage Services, Inc.	155,467
68,027	Service Corp. International/US	1,438,091
		1,593,558

	Plastics and Rubber Products Manufacturing - 0.12%
4,201	AEP Industries, Inc. (a)	159,092
	Primary Metal Manufacturing - 1.11%
63,291	Steel Dynamics, Inc.	1,431,010
	Professional, Scientific, and Technical Services - 7.68%
8,208	Actua Corp. (a)	131,492
9,163	Albany Molecular Research, Inc. (a)	202,227
22,904	Ameresco, Inc. (a)	156,892
10,331	Aratana Therapeutics, Inc. (a)	103,723
14,506	Black Diamond, Inc. (a)	109,665
23,842	Cerner Corp. (a)	1,420,268
7,636	ChannelAdvisor Corp. (a)	125,230

6,870	Demand Media, Inc. (a)	60,800
6,109	HealthStream, Inc. (a)	146,677
4,772	Insperity, Inc.	130,467
3,246	Intrexon Corp. (a)	60,311
14,124	The KEYW Holding Corp. (a)	156,353
5,729	Liberty Tax, Inc. (a)	185,047
27,864	Lionbridge Technologies, Inc. (a)	125,388
16,797	LivePerson, Inc. (a)	211,474
6,872	Mistras Group, Inc. (a)	140,189
28,870	Netscout Systems, Inc. (a)	1,322,246
26,437	Pacific Biosciences of California, Inc. (a)	129,806
38,323	PAREXEL International Corp. (a)	2,417,798
12,596	Resources Connection, Inc.	175,588
4,675	Splunk, Inc. (a)	258,808
5,866	Synchronoss Technologies, Inc. (a)	268,545
16,775	Syntel, Inc. (a)	1,475,194
14,696	VASCO Data Security International, Inc. (a)	275,991
4,118	Virtusa Corp (a)	146,436
		9,936,615

	Publishing Industries (except Internet) - 3.95%
5,615	Ellie Mae, Inc. (a)	183,049
21,376	Jive Software, Inc. (a)	124,622
14,696	Marin Software, Inc. (a)	126,386
36,263	Martha Stewart Living Omnimedia, Inc. - Class A (a)	130,547
14,311	Model N, Inc. (a)	141,106
31,557	Oracle Corp.	1,208,002
1,202	Palo Alto Networks, Inc. (a)	117,916
41,754	Pegasystems, Inc.	797,919
4,887	Tableau Software, Inc. (a)	355,041
11,262	Tangoe, Inc. (a)	152,600
48,721	Twenty-First Century Fox, Inc.	1,670,643
3,818	Veeva Systems, Inc. (a)	107,553
		5,115,384

	Real Estate - 0.10%
9,736	TRI Pointe Homes, Inc. (a)	125,984
	Rental and Leasing Services - 1.39%
51,069	Air Lease Corp.	1,659,742
7,062	CAI International, Inc. (a)	136,650
		1,796,392

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.07%
31,562	Cohen & Steers, Inc.	1,213,243
27,506	Evercore Partners, Inc.	1,292,782
188,679	Fortress Investment Group LLC - Class A (b)	1,298,111
3,678	HCI Group, Inc.	132,371
5,541	Intercontinental Exchange, Inc.	1,080,772
20,382	Morningstar, Inc.	1,383,938
2,753	Westwood Holdings Group, Inc.	156,068
		6,557,285

	Software & Services - 0.18%
9,030	Barracuda Networks, Inc. (a)	231,620
	Specialty Trade Contractors - 0.39%
8,397	SolarCity Corp. (a)	500,461
	Support Activities for Agriculture and Forestry - 0.10%
20,994	Organovo Holdings, Inc. (a)	133,732
	Telecommunications - 2.13%
9,450	IDT Corp. - Class B	151,767
10,307	Inteliquent, Inc.	128,322
16,990	Oplink Communications, Inc.	285,772
83,612	Ruckus Wireless, Inc. (a)	1,117,056
25,082	Ubiquiti Networks, Inc. (a)	941,327
41,031	Vonage Holdings Corp. (a)	134,582
		2,758,826

	Transportation Equipment Manufacturing - 3.10%
9,319	B/E Aerospace, Inc. (a)	782,237
49,000	Gentex Corp.	1,311,730
2,586	Tesla Motors, Inc. (a)	627,570
19,882	Triumph Group, Inc.	1,293,324
		4,014,861

	Truck Transportation - 0.68%
6,872	Celadon Group, Inc.	133,660
35,510	Swift Transportation Co. (a)	745,000
		878,660

	Utilities - 1.50%
51,108	ITC Holdings Corp.	1,820,978
15,269	Solazyme, Inc. (a)	113,907
		1,934,885

	Waste Management and Remediation Services - 0.59%
14,245	Clean Harbors, Inc. (a)	768,090
	Water Transportation - 0.62%
24,500	Hornbeck Offshore Services, Inc. (a)	801,885

	TOTAL COMMON STOCKS (Cost $114,651,046)	118,995,294

	REITS - 4.45%
	Administration and Support Services - 1.09%
36,923	The GEO Group, Inc.	1,411,197
	Funds, Trusts, and Other Financial Vehicles - 1.67%
76,084	RLJ Lodging Trust	2,166,112
	Real Estate - 1.69%
8,878	AmREIT, Inc.	203,928
14,888	Ashford Hospitality Trust, Inc.	152,155
50,869	DuPont Fabros Technology, Inc.	1,375,498
12,215	First Potomac Realty Trust	143,526
8,304	Getty Realty Corp.	141,168
16,986	Monmouth Real Estate Investment Corp.	171,898
		2,188,173

	TOTAL REITS (Cost $5,329,175)	5,765,482

	MUTUAL FUNDS - 0.98%
	Funds, Trusts, and Other Financial Vehicles - 0.98%
69,444	Ares Capital Corp.	1,122,215
10,269	Hercules Technology Growth Capital, Inc.	148,490
		1,270,705
	TOTAL MUTUAL FUNDS (Cost $1,377,141)	1,270,705

	MONEY MARKET FUNDS - 2.50%
3,229,436	Fidelity Institutional Money Market Funds, 0.043% (c)	3,229,436
	TOTAL MONEY MARKET FUNDS (Cost $3,229,436)	3,229,436

	Total Investments (Cost $124,586,798) - 99.91%	129,260,917
	Other Assets in Excess of Liabilities - 0.09%	115,555
	TOTAL NET ASSETS - 100.00%	$129,376,472

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Global security, as defined in the Fund's Prospectus.
(c)	Variable rate security. The rate listed is as of September 30, 2014.

Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

		Gross Unrealized Appreciation	$12,231,229
		Gross Unrealized Depreciation	(7,557,110)
		Net Unrealized Appreciation	$4,674,119

	EntrepreneurShares U.S. Large Cap Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.07%
	Administrative and Support Services - 1.94%
16,230	TripAdvisor, Inc. (a)	$1,483,747
	Amusement, Gambling, and Recreation Industries - 3.89%
22,926	Las Vegas Sands Corp.	1,426,227
8,265	Wynn Resorts Ltd.	1,546,216
		2,972,443

	Apparel Manufacturing - 3.14%
34,670	Under Armour, Inc. - Class A (a)	2,395,697
	Chemical Manufacturing - 7.97%
10,178	Alexion Pharmaceuticals, Inc. (a)	1,687,716
5,672	Regeneron Pharmaceuticals, Inc. (a)	2,044,869
18,253	United Therapeutics Corp. (a)	2,348,249
		6,080,834

	Clothing and Clothing Accessories Stores - 2.46%
51,256	Urban Outfitters, Inc. (a)	1,881,095
	Computer and Electronic Product Manufacturing - 8.65%
29,479	IPG Photonics Corp. (a)	2,027,566
37,006	Microchip Technology, Inc.	1,747,793
19,950	QUALCOMM, Inc.	1,491,661
13,650	SanDisk Corp.	1,337,018
		6,604,038

	Couriers and Messengers - 2.90%
13,721	FedEx Corp.	2,215,255
	Credit Intermediation and Related Activities - 4.98%
25,380	Capital One Financial Corp.	2,071,515
13,712	Credit Acceptance Corp. (a)	1,728,672
		3,800,187

	Food and Beverage Stores - 1.76%
35,168	Whole Foods Market, Inc.	1,340,252
	Food Manufacturing - 2.88%
21,472	The Hain Celestial Group, Inc. (a)	2,197,659
	Food Services and Drinking Places - 4.62%
10,311	Panera Bread Co. (a)	1,677,806
24,491	Starbucks Corp.	1,848,091
		3,525,897

	General Merchandise Stores - 5.20%
15,827	Costco Wholesale Corp.	1,983,440
35,391	Dollar Tree, Inc. (a)	1,984,373
		3,967,813

	Leather and Allied Product Manufacturing - 2.86%
24,478	NIKE, Inc. - Class B	2,183,438
	Machinery Manufacturing - 1.50%
24,691	3D Systems Corp. (a)	1,144,922
	Nonstore Retailers - 2.37%
31,922	eBay, Inc. (a)	1,807,743
	Oil and Gas Extraction - 1.92%
48,533	Linn Energy LLC	1,462,785
	Other Information Services - 6.61%
19,060	Facebook, Inc. - Class A (a)	1,506,502
1,452	Google, Inc. - Class A (a)	854,371
1,439	Google, Inc. - Class C (a)	830,821
33,704	VeriSign, Inc. (a)	1,857,765
		5,049,459

	Personal and Laundry Services - 2.76%
99,594	Service Corp. International/US	2,105,417
	Primary Metal Manufacturing - 3.05%
102,826	Steel Dynamics, Inc.	2,324,896
	Professional, Scientific, and Technical Services - 4.60%
29,214	Cerner Corp. (a)	1,740,278
20,107	Syntel, Inc. (a)	1,768,209
		3,508,487

	Publishing Industries (except Internet) - 4.48%
38,784	Oracle Corp.	1,484,652
56,383	Twenty-First Century Fox, Inc.	1,933,373
		3,418,025

	Rental and Leasing Services - 2.35%
55,197	Air Lease Corp.	1,793,902
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.82%
7,058	Intercontinental Exchange, Inc.	1,376,663
22,672	Morningstar, Inc.	1,539,429
		2,916,092

	Telecommunications - 1.99%
40,519	Ubiquiti Networks, Inc. (a)	1,520,678
	Transportation Equipment Manufacturing - 3.52%
22,447	B/E Aerospace, Inc. (a)	1,884,201
3,294	Tesla Motors, Inc. (a)	799,388
		2,683,589

	Utilities - 2.49%
53,454	ITC Holdings Corp.	1,904,566
	Waste Management and Remediation Services - 2.36%
33,428	Clean Harbors, Inc. (a)	1,802,438
	TOTAL COMMON STOCKS (Cost $72,697,335)	74,091,354

	MUTUAL FUNDS - 2.16%
	Funds, Trusts, and Other Financial Vehicles - 2.17%
102,247	Ares Capital Corp.	1,652,311
	TOTAL MUTUAL FUNDS (Cost $1,826,132)	1,652,311

	MONEY MARKET FUNDS - 0.79%
599,127	Fidelity Institutional Money Market Funds, 0.043% (b)	599,127
	TOTAL MONEY MARKET FUNDS (Cost $599,127)	599,127

	Total Investments (Cost $75,122,594) - 100.02%	76,342,792
	Liabilities in Excess of Other Assets - (0.02)%	(16,323)
	TOTAL NET ASSETS - 100.00%	$76,326,469

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of September 30, 2014.

Cost for Federal income tax purposes as of September 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

		Gross Unrealized Appreciation	$4,353,693
		Gross Unrealized Depreciation	(3,133,495)
		Net Unrealized Appreciation	$1,220,198

Fair Value Measurement (Unaudited)

EntrepreneurShares Series Trust ("Trust") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
Level 2: Observable inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, these inputs may include quoted prices for the identical instrument on incentive market, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3: Unobservable inputs for the assets or liabilities to the extent that relevant observable inputs are not available, representing the Trust’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Trust's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Trust's investments as of September 30, 2014.

Global Fund

Investments at value^	Total		Level 1	Level 2		Level 3
Common Stock	$20,313,413		$20,313,413	$-		$-
Real Estate Investment Trusts	507,019		507,019	-		-
Closed-End Mutual Funds	152,509		152,509	-		-
Warrants	-		-	-	+	-
Money Market Funds	2,310,036		2,310,036	-		-
Total Investments	$23,282,977		$23,282,977	$-		$-

Description	Investments in Securities
Balance as of June 30, 2014	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases/acquisitions	-	+
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2014	$-	+

Description	Fair Value at 9/30/2014		Valuation Techniques	Unobservable Input		Range
Rights	$-		Market Comparables	No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

US All Cap Fund

Investments at value^	Total		Level 1	Level 2		Level 3
Common Stock	$118,995,294		$118,995,294	$-		$-
Real Estate Investment Trusts	5,765,482		5,765,482	-		-
Closed-End Mutual Funds	1,270,705		1,270,705	-		-
Money Market Funds	3,229,436		3,229,436	-		-
Total Investments	$129,260,917		$129,260,917	$-		$-

US Large Cap Fund

Investments at value^	Total		Level 1	Level 2		Level 3
Common Stock	$74,091,354		$74,091,354	$-		$-
Closed-End Mutual Funds	1,652,311		1,652,311	-		-
Money Market Funds	599,127		599,127	-		-
Total Investments	$76,342,792		$76,342,792	$-		$-

^	For further information regarding security characteristics, please see the Schedule of Investments.
+ Amount is less than $0.50.

The Entrepreneur US All Cap Fund and the Enreprenuer US Large Cap Fund did not hold any Level 3 securities during the period ended September 30, 2014. There were no transfers of securities between levels during the period ended September 30, 2014. Transfers between levels are recognized at the end of the reporting period. The Trust did not hold any derivate instruments during the period ended September 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title) /s/ Dr. Joel Shulman
                                           Dr. Joel M. Shulman, President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel Shulman
                                             Dr. Joel M. Shulman, President

Date November 25, 2014

By (Signature and Title)* /w/ David Cragg
                                             David Cragg, Treasurer

Date November 25, 2015

* Print the name and title of each signing officer under his or her signature.